Document And Entity Information	12 Months Ended
May 31, 2025
Document Information Line Items
Entity Central Index Key	0001734005
Document Type	F-1
Entity Registrant Name	APTORUM GROUP LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	17 Hanover Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1S 1BN
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	20 80929299
Entity Emerging Growth Company	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	950 Third Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	917
Local Phone Number	512.0827
Contact Personnel Name	Louis Taubman, Esq.Hunter Taubman Fischer & Li LLC
Entity Address, Address Line Two	19th Floor
Entity Address, State or Province	NY